Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Facilities	June 30, 2020	December 31, 2019
2022 Notes	$322,723	$340,000
Less repurchase of Notes	(55,768)	(17,277)
2022 Notes (a)	$266,955	$322,723
2024 Notes (b)	58,958	39,765
Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, Hellenic, CTBC, Bank Sinopac, Palatine) (c)	250,400	224,800
Blue Ocean Junior Credit Facility (d, p)	38,500	38,500
Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility (e)	156,571	164,710
Citi Credit Facility (f)	4,677	12,077
Hayfin Credit Facility (g)	6,703	7,129
Hellenic Bank Credit Facility (h)	53,700	57,700
Chailease Credit Facility (i)	8,532	—
DVB Credit Facility (j)	—	45,445
Total	$844,996	$912,849
Less: Current portion of 2022 Notes (a)	(27,923)	(27,923)
Less: Current portion of long-term debt	(53,435)	(59,609)
Less: Original issue discount of 2022 Notes (a)	(1,493)	(1,859)
Less: Original issue discount of 2024 Notes (b)	(145)	(6)
Less: Deferred financing costs (r)	(13,143)	(14,095)
Non-current portion of Long-Term Debt	$748,857	$809,357

Repayment schedule
Payment due by period ended	Amount
June 30, 2021	$81,376
June 30, 2022	212,139
June 30, 2023	245,198
June 30, 2024	37,835
June 30, 2025 and thereafter	268,448
$844,996

Schedule of Deferred Financing Costs
	June 30, 2020	December 31, 2019
Opening balance	$14,095	$9,299
Expenditures in the period	969	7,904
Amortization included within interest expense	(1,921)	(3,108)
Closing balance	$13,143	$14,095
Current portion	(18)	—
Non current portion	$13,125	$14,095